Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]:
Credit Facility	$ 630,829	$ 675,774
Term Loans [Abstract]:
Costis Maritime Corporation and Christos Maritime Corporation	96,000	100,500
Mas Shipping Co	43,000	47,000
Montes Shipping Co and Kelsen Shipping Co	84,000	90,000
Capetanissa Maritime Corporation	52,500	55,000
Rena Maritime Corporation	50,000	52,500
Costamare Inc.	79,423	90,100
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	0	146,295
Costamare Inc.	124,787	129,243
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	216,466	224,107
Raymond Shipping Co. and Terance Shipping Co.	143,250	148,707
Costamare Inc.	102,510	108,350
Total Term Loans	991,936	1,191,802
Total	1,622,765	1,867,576
Less-current portion	(195,514)	(206,717)
Long-term Portion	$ 1,427,251	$ 1,660,859